LONG TERM INCENTIVE PLANS ("LTIP") - Continuity of Cash-settled LTIP (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	9,468
Forfeited	(141)
Exercised	0
Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	2,903	4,229
Granted	0	3,163
Forfeited	(1,312)	(3,148)
Exercised	(887)	(1,341)
Ending shares	704	2,903
Phantom DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	1,376	1,346
Granted	847	492
Forfeited	0	0
Exercised	(155)	(462)
Ending shares	2,068	1,376